UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investors Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: December 31

Date of reporting period: March 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS

CAPITAL FUND

FORM N-Q

MARCH 31, 2009

LEGG MASON PARTNERS CAPITAL FUND

Schedule of Investments (unaudited)	March 31, 2009

SHARES	SECURITY	VALUE
COMMON STOCKS - 97.4%
CONSUMER DISCRETIONARY - 13.4%
Hotels, Restaurants & Leisure - 1.4%
180,000	Ctrip.com International Ltd., ADR	$4,932,000

Leisure Equipment & Products - 2.5%
5,500,000	Li Ning Co., Ltd. (a)	9,085,909

Media - 2.7%
1,770,000	WPP PLC (a)	9,937,958

Specialty Retail - 6.8%
900,000	American Eagle Outfitters Inc.	11,016,000
400,000	CarMax Inc. *	4,976,000
170,000	Sherwin-Williams Co.	8,834,900

	Total Specialty Retail	24,826,900

	TOTAL CONSUMER DISCRETIONARY	48,782,767

CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
466,286	FHC Delaware Inc. (a)(b)*	0
ENERGY - 11.9%
Energy Equipment & Services - 4.6%
145,000	Diamond Offshore Drilling Inc.	9,114,700
1,175,000	ION Geophysical Corp. *	1,833,000
500,000	Weatherford International Ltd. *	5,535,000

	Total Energy Equipment & Services	16,482,700

Oil, Gas & Consumable Fuels - 7.3%
250,000	Comstock Resources Inc. *	7,450,000
770,000	El Paso Corp.	4,812,500
225,000	Newfield Exploration Co. *	5,107,500
475,000	Petrohawk Energy Corp. *	9,134,250

	Total Oil, Gas & Consumable Fuels	26,504,250

	TOTAL ENERGY	42,986,950

FINANCIALS - 15.8%
Capital Markets - 6.6%
748,000	Charles Schwab Corp.	11,594,000
900,000	Invesco Ltd.	12,474,000

	Total Capital Markets	24,068,000

Diversified Financial Services - 1.4%
192,300	JPMorgan Chase & Co.	5,111,334

Insurance - 5.1%
450,000	Travelers Cos. Inc.	18,288,000

Thrifts & Mortgage Finance - 2.7%
550,000	People’s United Financial Inc.	9,883,500

	TOTAL FINANCIALS	57,350,834

HEALTH CARE - 11.7%
Biotechnology - 2.1%
125,000	Genzyme Corp. *	7,423,750

Health Care Providers & Services - 2.0%
250,000	Mednax Inc. *	7,367,500

Pharmaceuticals - 7.6%
107,000	Roche Holding AG (a)	14,664,101
360,000	Shire Ltd., ADR	12,938,400

	Total Pharmaceuticals	27,602,501

	TOTAL HEALTH CARE	42,393,751

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CAPITAL FUND

Schedule of Investments (unaudited) (continued)	March 31, 2009

SHARES	SECURITY	VALUE
INDUSTRIALS - 18.5%
Aerospace & Defense - 3.3%
175,000	L-3 Communications Holdings Inc.	$11,865,000

Construction & Engineering - 6.8%
519,800	Quanta Services Inc. *	11,149,710
500,000	Shaw Group Inc. *	13,705,000

	Total Construction & Engineering	24,854,710

Industrial Conglomerates - 8.4%
1,306,100	General Electric Co.	13,204,671
525,000	McDermott International Inc. *	7,029,750
519,995	Tyco International Ltd.	10,171,102

	Total Industrial Conglomerates	30,405,523

	TOTAL INDUSTRIALS	67,125,233

INFORMATION TECHNOLOGY - 26.1%
Communications Equipment - 6.8%
375,000	Cisco Systems Inc. *	6,288,750
900,000	Juniper Networks Inc. *	13,554,000
125,000	QUALCOMM Inc.	4,863,750

	Total Communications Equipment	24,706,500

Computers & Peripherals - 4.0%
68,400	International Business Machines Corp.	6,627,276
900,000	Palm Inc. *	7,758,000

	Total Computers & Peripherals	14,385,276

Internet Software & Services - 5.8%
38,000	Google Inc., Class A Shares *	13,226,280
425,000	VeriSign Inc. *	8,019,750

	Total Internet Software & Services	21,246,030

IT Services - 2.4%
320,000	Accenture Ltd., Class A Shares	8,796,800

Semiconductors & Semiconductor Equipment - 1.0%
200,000	ASML Holding NV, New York Registered Shares	3,502,000

Software - 6.1%
360,000	Blackboard Inc. *	11,426,400
485,000	Check Point Software Technologies Ltd. *	10,771,850

	Total Software	22,198,250

	TOTAL INFORMATION TECHNOLOGY	94,834,856

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $504,124,488)	353,474,391

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CAPITAL FUND

Schedule of Investments (unaudited) (continued)	March 31, 2009

FACE AMOUNT
SHORT-TERM INVESTMENT - 2.6%
Repurchase Agreement - 2.6%
$9,408,000	Interest in $536,223,000 joint tri-party repurchase agreement dated 3/31/09 with Greenwich Capital Markets Inc., 0.200% due 4/1/09; Proceeds at maturity - $9,408,052; (Fully collateralized by various U.S. government agency obligations, 3.200% to 7.125% due 11/3/09 to 11/17/17; Market value - $9,596,187) (Cost - $9,408,000)	$9,408,000

	TOTAL INVESTMENTS - 100.0% (Cost - $513,532,488#)	362,882,391
	Liabilities in Excess of Other Assets - 0.0%	(161,008)

	TOTAL NET ASSETS - 100.0%	$362,721,383

*	Non-income producing security.

(a)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

(b)	Illiquid security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	—American Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Capital Fund (the “Fund”) is a separate non-diversified investment series of the Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	March 31, 2009	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$362,882,391	$319,786,423	$43,095,968	$0*

*	Amount represents less than $1.

Notes to Schedule of Investments (unaudited) (continued)

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At March 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$8,415,244
Gross unrealized depreciation	(159,065,341)

Net unrealized depreciation	$(150,650,097)

Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

As of March 31, 2009, the Fund’s did not hold any derivative instruments.

3. Recent accounting pronouncement

In April 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP157-4 provides additional guidance for estimating fair value in accordance with FASB Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FASB 157”), when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Funds’ financial statement disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	May 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	May 28, 2009

By	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	May 28, 2009